RELATED PARTY TRANSACTIONS (Details) - Key management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Cash compensation - salaries, short-term incentives, and other benefits	$ 8.2	$ 7.4
Long-term incentives, including share-based payments	6.8	8.8
Termination and post-retirement benefits	1.3	1.1
Total compensation paid to key management personnel	$ 16.3	$ 17.3